NET LOSS PER SHARE - Schedule of Net Loss Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss	$ (185,226)	$ (12,906)
Net loss attributable to noncontrolling interest	(15,787)	(2,831)
Net loss attributed to Class A shareholders - basic EPS	(169,439)	(10,075)
Net loss attributed to Class A shareholder - diluted EPS	$ (169,439)	$ (10,075)
Denominator:
Weighted-average basic shares outstanding (in shares)	112,475,039	107,366,433
Effect of dilutive securities (in shares)	0	0
Weighted-average diluted shares (in shares)	112,475,039	107,366,433
Basic net loss per share (in dollars per share)	$ (1.51)	$ (0.09)
Diluted net loss per share (in dollars per share)	$ (1.51)	$ (0.09)